Ordinary Shares - Additional Information (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares shares
Class Of Stock [Line Items]
Proceeds from the IPO and from exercising the over-allotment option by the underwriters | ¥			¥ 2,051,695
Issuance cost | ¥			¥ 28,153
IPO
Class Of Stock [Line Items]
Proceeds from the IPO and from exercising the over-allotment option by the underwriters | ¥	¥ 2,023,593
Issuance cost | ¥	¥ 28,153
Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized				509,631,372
Common stock, par value | $ / shares				$ 0.0001
Common stock, shares issued				57,864,058
Common stock, shares outstanding				57,864,058
Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding	77,884,733		77,884,733
Class A Ordinary Shares
Class Of Stock [Line Items]
Shares issued related to share-based compensation		27,848,615
Class A Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding	27,867,521		27,867,521
Issuance of shares upon initial public offering	78,775,000
Class B Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding	50,017,212		50,017,212